RIDGEWORTH FUNDS

Supplement dated June 23, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated August 1, 2015

RidgeWorth Large Cap Value Equity Fund (A, C, I & IS Shares)

RidgeWorth Mid-Cap Value Equity Fund (A, C, I & IS Shares)

RidgeWorth Small Cap Value Equity Fund (A, C & I Shares)

RidgeWorth Large Cap Growth Stock Fund (A, C, I & IS Shares)

RidgeWorth Small Cap Growth Stock Fund (A, C, I & IS Shares)

RidgeWorth Aggressive Growth Stock Fund (A & I Shares)

RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund (I Shares)

RidgeWorth Seix High Yield Fund (A, R & I Shares)

The information in this supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI.

●	Effective August 1, 2016, all references to the following series of the Trust in the Prospectus, Summary Prospectus and SAI will be updated as set forth below:

Current Name	New Name
RidgeWorth Large Cap Value Equity Fund	RidgeWorth Ceredex Large Cap Value Equity Fund
RidgeWorth Mid-Cap Value Equity Fund	RidgeWorth Ceredex Mid-Cap Value Equity Fund
RidgeWorth Small Cap Value Equity Fund	RidgeWorth Ceredex Small Cap Value Equity Fund
RidgeWorth Large Cap Growth Stock Fund	RidgeWorth Silvant Large Cap Growth Stock Fund
RidgeWorth Small Cap Growth Stock Fund	RidgeWorth Silvant Small Cap Growth Stock Fund
RidgeWorth Aggressive Growth Stock Fund	RidgeWorth Innovative Growth Stock Fund

●	Effective August 1, 2016, the RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund will offer IS Shares for eligible investors. The ticker symbol for this share class is SIGZX.

●	Effective August 1, 2016, the RidgeWorth Seix High Yield Fund will offer IS Shares for eligible investors. The ticker symbol for this share class is HYIZX.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RFSP – 174